Risk/Return Detail Data - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Total Market Index Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Total Market Index Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2 % of the average value of its portfolio.
Portfolio Turnover, Rate	2.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Fidelity U.S. Total Investable Market IndexSM, which is a float-adjusted market capitalization-weighted index designed to reflect the performance of the U.S. equity market, including large-, mid- and small-capitalization stocks. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Total Investable Market Index℠. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders. Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries. Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	22.03%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(21.06%)
Performance Table Heading	Average Annual Returns
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | VIP Total Market Index Portfolio - Initial Class
Risk/Return:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.12%
1 year	$ 12
3 years	39
5 years	68
10 years	$ 154
Annual Return, Inception Date	Apr. 17, 2018
2019	30.70%
2020	20.30%
2021	25.69%
2022	(19.22%)
2023	26.07%
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | VIP Total Market Index Portfolio - Service Class 2
Risk/Return:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual operating expenses	0.37%
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468
Annual Return, Inception Date	Apr. 17, 2018
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | VIP Total Market Index Portfolio - Service Class
Risk/Return:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.06%
Total annual operating expenses	0.22%
1 year	$ 23
3 years	71
5 years	124
10 years	$ 280
Annual Return, Inception Date	Apr. 11, 2019
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | Return Before Taxes | VIP Total Market Index Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	26.07%
Past 5 years	15.01%
Since Inception	11.65%	[1]
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | Return Before Taxes | VIP Total Market Index Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	25.71%
Past 5 years	14.73%
Since Inception	11.37%	[2]
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | Return Before Taxes | VIP Total Market Index Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	25.94%
Since Inception	12.20%	[3]
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | IXYSR
Risk/Return:
Label	Fidelity U.S. Total Investable Market Index℠
Past 1 year	26.16%
Past 5 years	15.20%
Since Inception	11.77%

[1]	A From April 17, 2018 .
[2]	C From April 17, 2018 .
[3]	B From April 11, 2019 .